Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 14,961	€ 13,782
Ending balance	16,692	14,961	€ 13,782
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,624	34,506	40,021
Additions	5,312	4,458	6,100
Sales and disposals	(861)	(1,420)	(11,635)
Reclassifications		(1)
Translation differences	120	81	20
Ending balance	42,195	37,624	34,506
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(22,663)	(20,724)	(29,930)
Depreciation	3,633	3,322	2,372
Sales and disposals	855	1,415	11,587
Translation differences	(61)	(34)	(8)
Ending balance	(25,502)	(22,663)	(20,724)
Land and building improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,387	2,296
Ending balance	2,394	2,387	2,296
Land and building improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,412	4,049	8,286
Additions	324	296	2,158
Sales and disposals			(6,395)
Reclassifications		67
Ending balance	4,736	4,412	4,049
Land and building improvements | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,025)	(1,753)	(7,984)
Depreciation	316	272	164
Sales and disposals			6,395
Translation differences	(1)
Ending balance	(2,342)	(2,025)	(1,753)
Installation and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,481	9,870
Ending balance	12,565	11,481	9,870
Installation and machinery [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,733	26,588	28,820
Additions	3,178	3,325	2,250
Sales and disposals	(844)	(1,315)	(5,041)
Reclassifications	881	1,064	540
Translation differences	112	70	19
Ending balance	33,060	29,733	26,588
Installation and machinery [member] | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18,252)	(16,718)	(19,790)
Depreciation	3,027	2,752	1,873
Sales and disposals	838	1,315	4,996
Reclassifications		(67)	(44)
Translation differences	(53)	(29)	(8)
Ending balance	(20,495)	(18,252)	(16,718)
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	789	565
Ending balance	802	789	565
Furniture, fixtures & vehicles | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,973	2,695	2,594
Additions	246	210	285
Sales and disposals	(17)	(105)	(188)
Reclassifications		167	3
Translation differences	7	6	1
Ending balance	3,209	2,973	2,695
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,184)	(2,130)	(2,046)
Depreciation	234	243	272
Sales and disposals	17	100	188
Reclassifications		93
Translation differences	(7)	(5)
Ending balance	(2,407)	(2,184)	(2,130)
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	302	1,051
Ending balance	930	302	1,051
Other tangible assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	505	1,174	321
Additions	1,564	627	1,407
Sales and disposals			(11)
Reclassifications	(881)	(1,299)	(543)
Translation differences	1	4	(1)
Ending balance	1,189	505	1,174
Other tangible assets | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(203)	(122)	(110)
Depreciation	55	55	63
Sales and disposals			7
Reclassifications		(26)	44
Ending balance	€ (258)	€ (203)	€ (122)